Share Based Payments - Schedule of Fair Value of the Options Granted Using the Binomial Model (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in Dollars per share)	$ 3,635	$ 2,110
Contractual life	7 years	8 years
Expected exercise factor	1.5	1.5
Dividend yield	0.00%	0.00%
Expected volatility (weighted average)	41.00%	41.00%
Fair value of option at the grant date (in Dollars per share)	$ 2,360
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.27%	3.28%
Fair value of option at the grant date (in Dollars per share)		$ 1,078
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	5.01%	3.65%
Fair value of option at the grant date (in Dollars per share)		$ 2,126